Deferred income tax - Reconciliation of tax expense and the accounting profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Profit (loss) before income tax	$ 573,449	$ 82,524	$ 124,429
Profit (loss) from discontinued operations before income tax	(1,022)	(6,848)	478,547
Profit (loss) from discontinued operations before income tax	(1,022)	(6,848)	564,708
Profit (loss) before income tax	572,427	75,676	689,137
Theoretical income tax benefit (expense)	(168,866)	(22,324)	(203,295)
Investment in associate available for sale	0	0	83,192
Share in the results of associates and joint ventures	56,005	44,906	52,000
Effect of translation into U.S. dollars	(7,794)	11,222	20,153
Exchange rate effect of permanent items	(7,463)	(15,821)	(14,051)
Liability related to the tax claim of the years 2009-2010, note 29(d)	0	(20,075)	0
Other claim penalties	(430)	0	0
Non - deductible expenses	58	10,928	(13,144)
Non-deductible work-in-process write - off	0	0	(4,839)
Income tax from previous years	(2,328)	0	(1,982)
Mining royalties and special mining tax	(1,240)	(554)	(837)
Non-deductible deferred tax for striping cost	(6,289)	0	0
Income tax income (expense)	(138,347)	8,282	(82,803)
Higher income tax paid by order of the Tax Administration for the year 2014	(3,823)	0	0
Income tax of tax claim, note 31(b)	0	(45,126)	0
Mining Royalties and Special Mining Tax	(13,994)	(6,150)	(3,399)
Total income tax	(156,164)	(42,994)	(86,202)
Income tax from continuing operations	(156,164)	(42,994)	(41)
Income tax from discontinued operations	0	0	(86,161)
Total income tax benefit (expense)	$ (156,164)	$ (42,994)	$ (86,202)